SCHEDULE OF ACCOUNT PAYABLE AND ACCRUED LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Receivables [Abstract]
Trade creditors		$ 8,736	$ 10,412
Accrued expenses		311	321
Deposit received		2,293	1,302
Goods and services tax payable		161	532
Deferred income		533	60
Others		102	112
Account payable and accrued liabilities	$ 8,883	$ 12,136	$ 12,739